Summary of Long-lived Asset by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 264,381	$ 245,694
China
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	246,816	227,513
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 17,565	$ 18,181